Performance Management	Aug. 31, 2025
EMQQ The Emerging Markets Internet ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]

The following bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for certain time periods compare with the average annual total returns of the Index, the MSCI Emerging Markets Index, the Fund’s primary broad-based securities market index, and the S&P 500® Index, the Fund’s secondary broad-based securities market index. All returns assume reinvestment of dividends and distributions. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available online at www.emqqglobaletfs.com/emqq-fund-materials or by calling toll-free 855-888-9892.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The following bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for certain time periods compare with the average annual total returns of the Index, the MSCI Emerging Markets Index, the Fund’s primary broad-based securities market index, and the S&P 500® Index, the Fund’s secondary broad-based securities market index.
Bar Chart [Heading]	Annual Total Returns as of 12/31
Bar Chart [Table]
Bar Chart Footnotes [Text Block]	*The performance information shown above is based on a calendar year. The Fund’s year-to-date return as of September 30, 2025 was 33.66%.
Bar Chart Closing [Text Block]	Best and Worst Quarter Returns (for the period reflected in the bar chart above)
	Return	Quarter/Year
Highest Return	47.79%	Q2/2020
Lowest Return	-24.09%	Q3/2015

Year to Date Return, Label [Optional Text]	year-to-date return
Bar Chart, Year to Date Return	33.66%
Bar Chart, Year to Date Return, Date	Sep. 30, 2025
Highest Quarterly Return, Label [Optional Text]	Highest Return
Highest Quarterly Return	47.79%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Lowest Return
Lowest Quarterly Return	(24.09%)
Lowest Quarterly Return, Date	Sep. 30, 2015
Performance Table Heading	Average Annual Total Returns for the Periods Ended December 31, 2024
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	After-tax returns shown are not relevant to investors who hold their shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of shares of the Fund at the end of the measurement period.
Performance [Table]
EMQQ The Emerging Markets Internet ETF	1 Year	5 Years	10 Years
Return Before Taxes	14.17%	0.25%	4.96%
Return After Taxes on Distributions	13.57%	0.07%	4.75%
Return After Taxes on Distributions and Sale of Fund Shares	8.56%	0.14%	3.88%
EMQQ The Emerging Markets Internet Index[1] (reflects no deduction for fees, expenses, or taxes)	13.91%	0.89%	5.80%
MSCI Emerging Markets Index (NR) (USD) (reflects no deduction for fees, expenses, or taxes, except foreign withholding taxes)	7.50%	1.70%	3.64%
S&P 500® Index (reflects no deduction for fees, expenses, or taxes)	25.02%	14.53%	13.10%

[1] This information shows how the Fund’s performance compares with the returns of the Index, which has similar investment objectives as the Fund.

Index No Deduction for Fees, Expenses, or Taxes [Text]	reflects no deduction for fees, expenses, or taxes
Performance Table Closing [Text Block]

After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of shares of the Fund at the end of the measurement period.

Performance Availability Website Address [Text]	www.emqqglobaletfs.com/emqq-fund-materials
Performance Availability Phone [Text]	855-888-9892
FMQQ The Next Frontier Internet ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]

The following bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for certain time periods compare with the average annual total returns of the Index, the MSCI Emerging Markets Index, a broad-based securities market index, and the MSCI Frontier Markets Index, a secondary benchmark market index. All returns assume reinvestment of dividends and distributions. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available online at www.emqqglobaletfs.com/fmqq-fund-materials or by calling toll-free 855-888-9892.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The following bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for certain time periods compare with the average annual total returns of the Index, the MSCI Emerging Markets Index, a broad-based securities market index, and the MSCI Frontier Markets Index, a secondary benchmark market index.
Bar Chart [Heading]	Annual Total Returns as of 12/31*
Bar Chart [Table]
Bar Chart Footnotes [Text Block]	*The performance information shown above is based on a calendar year. The Fund’s year-to-date return as of September 30, 2025 was 19.48%.
Bar Chart Closing [Text Block]	Best and Worst Quarter Returns (for the period reflected in the bar chart above)
	Return	Quarter/Year
Highest Return	10.17%	Q3/2024
Lowest Return	-32.34%	Q2/2022

Year to Date Return, Label [Optional Text]	year-to-date return
Bar Chart, Year to Date Return	19.48%
Bar Chart, Year to Date Return, Date	Sep. 30, 2025
Highest Quarterly Return, Label [Optional Text]	Highest Return
Highest Quarterly Return	10.17%
Highest Quarterly Return, Date	Sep. 30, 2024
Lowest Quarterly Return, Label [Optional Text]	Lowest Return
Lowest Quarterly Return	(32.34%)
Lowest Quarterly Return, Date	Jun. 30, 2022
Performance Table Heading	Average Annual Total Returns for the Periods Ended December 31, 2024
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	After-tax returns shown are not relevant to investors who hold their shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of shares of the Fund at the end of the measurement period.
Performance [Table]
FMQQ The Next Frontier Internet ETF	1 Year	Since Inception (9-27-2021)
Return Before Taxes	12.87%	-19.52%
Return After Taxes on Distributions	12.72%	-19.56%
Return After Taxes on Distributions and Sale of Fund Shares	7.68%	-13.93%
FMQQ The Next Frontier Internet Index[1] (reflects no deduction for fees, expenses, or taxes)	14.17%	-19.07%
MSCI Frontier Markets Index (reflects no deduction for fees, expenses, or taxes)	9.42%	-2.80%
MSCI Emerging Markets Index (NR) (USD)[2] (reflects no deductions for fees, expenses or taxes, except foreign withholding taxes)	7.50%	-2.49%

[1] This information shows how the Fund’s performance compares with the returns of the Index, which has similar investment objectives as the Fund.

[2] Effective August 31, 2025, the Fund’s broad-based securities market index changed from MSCI Frontier Markets Index to the MSCI Emerging Markets Index (NR) (USD), which better reflects the applicable broad-based market.

Index No Deduction for Fees, Expenses, or Taxes [Text]	reflects no deduction for fees, expenses, or taxes
Performance Table Closing [Text Block]

After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of shares of the Fund at the end of the measurement period.

Performance Availability Website Address [Text]	www.emqqglobaletfs.com/fmqq-fund-materials
Performance Availability Phone [Text]	855-888-9892
INQQ The India Internet ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]

The following bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for certain time periods compare with the average annual total returns of the Index and the MSCI India Index, a broad-based securities market index. All returns assume reinvestment of dividends and distributions. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available online at www.emqqglobaletfs.com/inqq-fund-materials or by calling toll-free 855-888-9892.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The following bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for certain time periods compare with the average annual total returns of the Index and the MSCI India Index, a broad-based securities market index.
Bar Chart [Heading]	Annual Total Returns as of 12/31*
Bar Chart [Table]
Bar Chart Footnotes [Text Block]	*The performance information shown above is based on a calendar year. The Fund’s year-to-date return as of September 30, 2025 was -3.05%.
Bar Chart Closing [Text Block]	Best and Worst Quarter Returns (for the period reflected in the bar chart above)
	Return	Quarter/Year
Highest Return	24.02%	Q2/2023
Lowest Return	-7.27%	Q1/2023

Year to Date Return, Label [Optional Text]	year-to-date return
Bar Chart, Year to Date Return	(3.05%)
Bar Chart, Year to Date Return, Date	Sep. 30, 2025
Highest Quarterly Return, Label [Optional Text]	Highest Return
Highest Quarterly Return	24.02%
Highest Quarterly Return, Date	Jun. 30, 2023
Lowest Quarterly Return, Label [Optional Text]	Lowest Return
Lowest Quarterly Return	(7.27%)
Lowest Quarterly Return, Date	Mar. 31, 2023
Performance Table Heading	Average Annual Total Returns for the Periods Ended December 31, 2024
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	After-tax returns shown are not relevant to investors who hold their shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of shares of the Fund at the end of the measurement period.
Performance [Table]
INQQ The India Internet ETF	1 Year	Since Inception (4-5-2022)
Return Before Taxes	19.36%	0.33%
Return After Taxes on Distributions	19.29%	0.30%
Return After Taxes on Distributions and Sale of Fund Shares	11.96%	0.33%
INQQ The India Internet Index (NR) (USD)[1] (reflects no deduction for fees, expenses, or taxes, except foreign withholding taxes)	24.66%	3.52%
MSCI India Index (reflects no deduction for fees, expenses, or taxes)	12.41%	8.29%

[1] This information shows how the Fund’s performance compares with the returns of the Index, which has similar investment objectives as the Fund.

Index No Deduction for Fees, Expenses, or Taxes [Text]	reflects no deduction for fees, expenses, or taxes
Performance Table Closing [Text Block]

After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of shares of the Fund at the end of the measurement period.

Performance Availability Website Address [Text]	www.emqqglobaletfs.com/inqq-fund-materials
Performance Availability Phone [Text]	855-888-9892